SHARE CAPITAL AND SHARE-BASED PAYMENTS (Tables)	3 Months Ended
Mar. 31, 2023
SHARE CAPITAL AND SHARE-BASED PAYMENTS
Schedule Of Stock Options
	Underlying Shares	Weighted Average Exercise Price (C$)

Stock options outstanding, January 1, 2022	2,839,000	$1.68
Granted	2,390,000	$1.20
Exercised	(48,000)	$0.79
Expired	(880,000)	$1.98
Cancelled / Forfeited	(45,000)	$1.40
Stock options outstanding, December 31, 2022	4,256,000	$1.36
Granted	2,395,000	$1.12
Stock options outstanding, March 31, 2023	6,651,000	$1.27
Stock options exercisable, March 31, 2023	4,249,750	$1.36

Schedule Of Stock Options Outsanding And Exercisable
		Outstanding		Exercisable
Expiry Date	Price (C$)	Number of Options	Weighted Average Remaining Contractual Life (Years)	Number of Options	Weighted Average Remaining Contractual Life (Years)
August 28, 2023	$1.30	105,000	0.41	105,000	1.41
August 21, 2024	$0.79	126,000	1.39	126,000	2.39
August 4, 2025	$1.64	1,660,000	2.35	1,660,000	3.35
March 25, 2027	$1.20	2,340,000	3.99	2,340,000	3.99
May 4, 2027	$0.92	25,000	4.10	18,750	4.10
March 29, 2028	$1.12	2,395,000	5.00	-	4.99
		6,651,000	3.84	4,249,750	3.18

Schedule of fair value of the stock options was calculated using the Black-Scholes model
	March 31, 2023	December 31, 2022
Weighted average assumptions:
Risk-free interest rate	3.05%	2.49%
Expected dividend yield	0%	0.0%
Expected option life (years)	5.00	5.00
Expected stock price volatility	61.05%	59.98%
Expected forfeiture rate	17%	20%
Weighted average fair value	$0.61	$0.63

Schedule Of Rsu Outstanding
	Underlying Shares	Weighted Average Price (C$)

RSUs outstanding, January 1, 2022	1,439,477	$1.32
Granted	1,799,000	1.19
Exercised	(982,879)	$1.18
Cancelled / Forfeited	(64,932)	$1.40
RSUs outstanding, December 31, 2022	2,190,666	$1.27
Granted	1,809,000	$1.12
Exercised	(592,667)	$1.19
RSUs outstanding, March 31, 2023	3,406,999	$1.21

Schedule of summarizes information about the RSUs
Issuance Date	Price (C$)	Number of RSUs Outstanding
August 4, 2020	$1.64	412,666
March 25, 2022	$1.19	1,185,333
March 29, 2023	$1.12	1,809,000
		3,238,477

Schedule Of Basic Earnings Per Share And Diluted Earnings Per Share
	Three months ended March 31,
	2023	2022
Net income (loss) for the period	$(352)	$646
Basic weighted average number of shares outstanding	118,572,700	103,819,481
Effect of dilutive share options, warrants, and RSUs	4,030,229	3,415,476
Diluted weighted average number of shares outstanding	122,602,929	107,234,957
Basic loss per share	$(0.00)	$0.01
Diluted loss per share	$(0.00)	$0.01